Summary of Significant Accounting Policies - Stock-Based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Apr. 02, 2010
Share-based Compensation [Abstract]
Share-based Compensation	$ 17	$ 7	$ 49	$ 36	$ 56
Total net of tax	11	4	31	23	35
Restricted Stock or Unit Expense			3	12
Minimum interest rate used to determine overall risk-free interest rate for the period (in hundredths)			0.82%
Maximum interest rate used to determine overall risk-free interest rate for the period (in hundredths)			1.44%
Minimum volatility rate used during the period (in hundredths)			32.00%
Maximum volatility rate used during the period (in hundredths)			38.00%
Weighted average fair value of stock options granted (in dollars per share)			$ 7.37	$ 10.17	$ 12.95
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate (in hundredths)			1.15%		1.80%	2.37%
Expected volatility (in hundredths)			36.00%		31.00%	28.00%
Expected term (in years)			6 years 7 months 2 days		6 years 1 month 10 days	5 years 10 months 6 days
Dividend yield (in hundredths)			2.86%		1.79%	1.17%
Income tax benefit for the period regarding compensation expense for stock incentive plan			9	7	11
Term Of Historical Daily Closing Price On Which Historical Volatilty Calculation Was Based In Prior Periods			10 years
Current Term Of Historical Daily Closing Price On Which Historical Volatilty Calculation Was Based			7 years
Excess tax benefit for the period regarding compensation expense for stock incentive plan	3	0	3	2	6
Cost of services [Member]
Share-based Compensation [Abstract]
Share-based Compensation	6	3	22	15	12
Selling, general and administrative [Member]
Share-based Compensation [Abstract]
Share-based Compensation			27	21	44
Restricted Stock Units (RSUs) [Member]
Share-based Compensation [Abstract]
Restricted Stock or Unit Expense			$ 15